Instruments eligible as capital (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019
Instruments Eligible As Capital
Financial liability	$ 0	$ 0
Issuance amount				$ 18,824
Fixed interest rate	12.80%
Changes in fair value	$ 2,008	1,051	$ 219
Fair value changes and interests	$ 10,653	$ 3,580	$ 1,984